Fair Value Of Financial Instruments - Summary of Warrant Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Beginning balance	$ 3,899	$ 1,284
Cost of warrants vesting during the period	352	198
Change in fair value included in earnings	5,238	2,417
Exercise of warrants to purchase Legacy Rocket Lab Series C and D preferred stock	(6,514)
Exchange of warrants to purchase Legacy Rocket Lab Series B preferred stock to common stock warrants	(2,975)
Ending balance		$ 3,899